Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	47 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Formidable ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.13%)		(2.00%)
Formidable Fortress ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.31%	4.05%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	8.72%	9.24%